OTHER CURRENT ASSETS (Tables)	9 Months Ended
Sep. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS

Other current assets consisted of the following:

	September 30, 2022	December 31, 2021
	(Unaudited)
Deferred cost of goods sold	$26,464	$647
Less: allowance for doubtful accounts	-	-
Deferred cost of goods sold, net balance	26,464	647
Other asset	$-	$-
Total	26,464	647